Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	We do not otherwise maintain any written policies on the timing of equity awards. Because the Compensation Committee has a practice of generally granting equity awards as described above, the Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Method	We do not otherwise maintain any written policies on the timing of equity awards. Because the Compensation Committee has a practice of generally granting equity awards as described above, the Compensation Committee does not take material nonpublic information into account when determining the timing and terms of equity awards and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not otherwise maintain any written policies on the timing of equity awards.
MNPI Disclosure Timed for Compensation Value	false